Income Taxes (Reconciliation of Beginning and Ending Gross Amounts of Unrecognized Tax Benefits) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Income Tax Disclosure [Abstract]
Balance at beginning of the fiscal year	¥ 119,529	¥ 114,126	¥ 165,434
Reductions for tax positions of prior years	(8,809)	(558)	(34,261)
Additions for tax positions of prior years	4,681	13,353	6,253
Additions based on tax positions related to the current year	5,740	8,231	4,299
Settlements	(21,893)	(8,300)	(12,556)
Lapse in statute of limitations	(3,469)	(3,454)	(8,229)
Foreign currency translation adjustments	(354)	(3,869)	(6,814)
Balance at end of the fiscal year	95,425	119,529	114,126
Total net amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate	¥ 39,308	¥ 45,987	¥ 49,323